Cover	Apr. 05, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 05, 2024
Entity File Number	000-55450
Entity Registrant Name	Medicine Man Technologies, Inc.
Entity Central Index Key	0001622879
Entity Tax Identification Number	46-5289499
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	865 N. Albion Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80220
City Area Code	303
Local Phone Number	371-0387
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false